Expense Example, No Redemption - Class ACR6IS - DWS Floating Rate Fund	Oct. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 381
3 Years	645
5 Years	930
10 Years	1,740
Class C
Expense Example, No Redemption:
1 Year	185
3 Years	616
5 Years	1,074
10 Years	2,143
Class R6
Expense Example, No Redemption:
1 Year	84
3 Years	324
5 Years	584
10 Years	1,326
INST Class
Expense Example, No Redemption:
1 Year	84
3 Years	285
5 Years	504
10 Years	1,133
Class S
Expense Example, No Redemption:
1 Year	94
3 Years	330
5 Years	584
10 Years	$ 1,313